AST Investment Grade Bond Portfolio Investment Objectives and Goals - AST Investment Grade Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: AST INVESTMENT GRADE BOND PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to seek to maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.